Thornburg Investment Trust

SUPPLEMENT DATED JANUARY 8, 2016 TO THE SUMMARY PROSPECTUS FOR THORNBURG LOW DURATION MUNICIPAL FUND dated FEBRUARY 1, 2015, the SUMMARY PROSPECTUS FOR THORNBURG LIMITED TERM MUNICIPAL FUND dated February 1, 2015, the SUMMARY PROSPECTUS FOR THORNBURG INTERMEDIATE MUNICIPAL FUND dated February 1, 2015, the SUMMARY PROSPECTUS FOR THORNBURG STRATEGIC MUNICIPAL INCOME FUND dated February 1, 2015, the SUMMARY PROSPECTUS FOR THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND dated February 1, 2015, the SUMMARY PROSPECTUS FOR THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND dated February 1, 2015, the SUMMARY PROSPECTUS for THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND dated February 1, 2015, the THORNBURG FUNDS PROSPECTUS dated February 1, 2015, as previously supplemented, and THE THORNBURG INVESTMENT TRUST STATEMENT OF ADDITIONAL INFORMATION dated February 1, 2015, as previously supplemented.

Effective December 31, 2015, Josh Gonze no longer serves as co-portfolio manager of Thornburg Low Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund. Christopher Ryon and Nicholos Venditti continue to serve as co-portfolio managers for each of the named Funds.